LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus AssuranceSM (A Share), Lincoln ChoicePlus AssuranceSM (B Share),
Lincoln ChoicePlus AssuranceSM (C Share), Lincoln ChoicePlus AssuranceSM (L Share),
Lincoln ChoicePlus AssuranceSM (Bonus)

Supplement dated July 20, 2022 to the Updating Summary Prospectus for Current Contractowners
 dated May 1, 2022

This Supplement to your updating summary prospectus outlines important changes that become effective on and after August 22, 2022.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The following line item is added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek long-term capital appreciation.	LVIP Channing Small Cap Value Fund – Service Class	1.12%	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

The following fund will be reopened to all Contractowners on and after August 22, 2022.

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund – Service Class	1.04%[1]	4.59%	5.81%	5.90%

1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 22, 2022 and are added to the existing Investment Requirements in your updating summary prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage, 4LATER® Select Advantage riders purchased on or after October 3, 2016, or i4LIFE® Advantage Select Guaranteed Income Benefit riders purchased prior to May 21, 2018. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 80% of your Contract Value.

The following changes apply to Investment Requirements for Lincoln Market Select® Advantage, Lincoln Max 6 SelectSM Advantage ori4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after October 5, 2015 and prior to October 3, 2016. The LVIP Channing Small Cap Value Fund, LVIP Delaware High Yield Fund, LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund are added to the list of funds that cannot exceed 70% of your Contract Value.

The following changes apply to Riders purchased on or after January 20, 2009 and prior to June 30, 2009. The LVIP Delaware High Yield Fund is added to the list of funds that you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements – Option 3 Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. The LVIP Delaware High Yield Fund is added to the list of funds that you may allocate 100% of your Contract Value.

Please retain this Supplement for future reference.